INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	December 31, 2015				December 31, 2016
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount

Intangible assets not subject to amortization:
Trademark/Domain Name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	36	(24)	—	12	36	(36)	—	—
- Members	20	(10)	—	10	20	(15)	—	5

	$1,407	$(153)	$(1,022)	$232	$1,407	(170)	$(1,022)	$215